Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Fiscal Year (1)	Summary compensation table total for PEO (2)	Compensation actually paid to PEO (3) (4)	Average summary compensation table total for non-PEO named executive officers (5)	Average compensation actually paid to non-PEO named executive officers (6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (7)	Net Loss (in thousands) (8)
2025	$1,168,591	$964,580	724,814	648,268	$0.01	$(15,987)
2024	$1,103,680	$677,722	$982,691	$454,522	$0.10	$(14,858)
2023	$624,348	$846,871	$671,667	$1,196,301	$52.92	$(18,851)

Named Executive Officers, Footnote [Text Block]

(1) The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024 and 2023:

Fiscal Year	PEO	Non-PEO NEOs
2025	John M. Climaco	Christopher Downs and Sandra Silberman
2024	John M. Climaco	Christopher Downs and Sandra Silberman
2023	John M. Climaco	Christopher Downs and Sandra Silberman

Summary Compensation Table Total for PEO	$ 1,168,591	$ 1,103,680	$ 624,348
Compensation Actually Paid to PEO	$ 964,580	677,722	846,871
Adjustment To PEO Compensation, Footnote [Text Block]

(2) The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEOs for each corresponding year in the “Total” column of the Summary Executive Compensation Table. ‘Refer to “Executive and Director Compensation—Summary Executive Compensation Table”

(3) The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).

(4) The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$1,168,591	$(269,591)	$65,580	$964,580
2024	$1,103,680	$(292,817)	$(133,141)	$677,722
2023	$624,348	$(38,710)	$261,233	$846,871

(A) The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.

(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year; and (vii) the incremental fair value of awards modified during the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$23,883	$(48)	$41,755	$(11)	$–	$–	$65,580
2024	$62	$(123,551)	$4,635	$(14,287)	$–	$–	$(133,141)
2023	$163,434	$5,992	$17,469	$74,338	$–	$–	$261,233

Average Summary Compensation Table Total for non-PEO Named Executive Officers	$ 724,814	982,691	671,667
Average Compensation Actually Paid to non-PEO Named Executive Officers	$ 648,268	454,522	1,196,301
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5) The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s Non-PEO NEOs as a group in the “Total” column of the Summary Executive Compensation Table in each applicable year.

(6) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the Pay Versus Performance Rules, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (4)(B):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$724,814	$(101,114)	$24,568	$648,268
2024	$982,691	$(219,615)	$(308,554)	$454,522
2023	$671,667	$(28,307)	$552,941	$1,196,301

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$8,958	$(47)	$15,661	$(4)	$–	$–	$24,568
2024	$124	$(268,416)	$9,274	$(49,535)	$–	$–	$(308,554)
2023	$348,249	$12,798	$53,575	$138,319	$–	$–	$552,941

(7) Assumes $100 invested in our common shares on December 31, 2022, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2023, 2024 or 2025.

(8) The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

CAP and Cumulative TSR

CAP and Cumulative TSR

The following chart sets forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

CAP and Company Net Income (Loss)

CAP and Company Net Income (Loss)

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-PEO NEOs, and our net income (loss) during the three most recently completed fiscal years.

Value of Initial Fixed $100 Investment Based On Total Shareholder Return	$ 0.01	0.10	52.92
Net Income/ (Loss)	$ (15,987)	$ (14,858)	$ (18,851)
PEO Name	John M. Climaco	John M. Climaco	John M. Climaco
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (269,591)	$ (292,817)	$ (38,710)
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,883	62	163,434
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48)	(123,551)	5,992
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,755	4,635	17,469
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11)	(14,287)	74,338
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,114)	(219,615)	(28,307)
Non-PEO NEO [Member] | Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,958	124	348,249
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47)	(268,416)	12,798
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,661	9,274	53,575
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4)	(49,535)	138,319
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0